Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 122,358,189.60
Total Fee Amount	10,645.17
Total Offset Amount	0.00
Net Fee	$ 10,645.17
Offering Table N/A
Offset Table N/A	N/A